Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net loss	$ (26,964)	$ (22,821)	$ (87,547)	$ (53,015)
Adjustments to reconcile net loss to cash used in operating activities:
Stock-based compensation expense	18,131	8,016	28,415	15,172
Depreciation and amortization	1,718	1,377	2,569	2,823
Amortization of debt issuance costs, discounts and premiums		258	258	1,670
Noncash lease expense	(746)
Change in fair value of compound derivative liability		7	7	12,327
Change in fair value of warrant liabilities	(27,176)		6,952
Change in fair value of earn-out liability	(25,489)		1,869
Amortization of premium on available-for-sale securities, net	82	155	380	(55)
Provision for excess and obsolete inventory	142	385	703	102
Provision (recovery) for doubtful accounts	17	(36)	(8)	60
Loss on extinguishment of debt, net		1,630	4,323	551
Loss on disposal of equipment				98
Paid-in-kind interest		165	165	587
Other	6	7	12	9
Changes in operating assets and liabilities:
Accounts receivable	3,376	3,919	383	(13,306)
Inventory	(8,159)	109	(2,957)	483
Deferred costs of services	454	(271)	988	(1,194)
Prepaid expenses and other current assets	(64)	(570)	(3,909)	165
Other long-term assets	1,182			211
Accounts payable	3,454	172	6,460	4,025
Deferred revenue	31,754	2,502	208	(292)
Accrued and other liabilities	(2,655)	(877)	4,509	1,241
Payment of paid-in-kind interest on extinguishment of debt		(752)	(752)
Net cash used in operating activities	(30,937)	(6,625)	(36,972)	(28,338)
Investing activities
Proceeds from sale of property and equipment		8	10	51
Purchase of property and equipment	(7,477)	(962)	(6,729)	(1,157)
Purchase of available-for-sale securities	(112,287)	(102,106)	(279,918)	(45,702)
Proceeds from sales and maturities of available-for-sale securities	128,650	30,872	101,206	37,273
Net cash provided by (used in) investing activities	8,886	(72,188)	(185,431)	(9,535)
Financing activities
Repayment of long-term debt		(36,512)	(36,512)
Proceeds from PIPE Investment, net of transaction costs			357,198
Proceeds from Business Combination, net of transaction costs			172,858
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs				179,141
Proceeds from Paycheck Protection Program loan				3,520
Proceeds from SAFE agreement				5,000
Payment of deferred transaction costs		(4,686)
Proceeds from exercise of stock options	4,885	2,738	3,947	1,105
Net cash provided by financing activities	4,885	(38,460)	497,491	188,766
Effect of exchange rates on cash, cash equivalents and restricted cash	(20)	(3)	(14)	(9)
Net increase (decrease) in cash, cash equivalents and restricted cash	(17,186)	(117,276)	275,074	150,884
Cash, cash equivalents and restricted cash at beginning of period	440,268	165,194	165,194	14,310
Cash, cash equivalents and restricted cash at end of period	423,082	47,918	440,268	165,194
Supplemental cash flow information:
Cash paid for interest		1,627	1,627	3,730
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment included in accounts payable	533	910	1,492	19
Operating lease assets obtained in exchange for lease obligations	4,134
Surrender of shares in cashless exercise		56	56	6
Amendment fee related to extinguishment of debt financed through additional principal				2,500
Redeemable convertible preferred stock issued for debt prepayment penalty in connection with debt modification				2,500
Redeemable convertible preferred stock issued for prepayment of principal penalty in connection with debt modification				10,000
Redeemable convertible preferred stock issued for debt issuance costs in connection with debt modification				5,475
Redeemable convertible preferred stock issued for conversion of SAFE agreement				5,000
Redeemable convertible preferred stock issued for issuance costs				1,500
Redeemable convertible preferred stock issuance costs included in accounts payable				2,501
Issuance of Common Stock for services	50	262	1,334	227
Transaction costs included in accounts payable		685
Forgiveness of Paycheck Protection Program loan and accrued interest		3,561	3,561
Issuance of Common Stock for conversion of convertible debt			4,631
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	418,182	47,138	439,488	164,944
Restricted cash included in other long-term assets	4,900	780	780	250
Total cash, cash equivalents and restricted cash at end of period	$ 423,082	$ 47,918	$ 440,268	$ 165,194